Loans and borrowings - Schedule of Security Pledges (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Pledge of shares of consolidated companies (net equity in subsidiaries)
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 163,029	€ 236,808	€ 93,743
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	48,617	17,609	94,286
Pledge of cash in hand
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 6,913	€ 4,918	€ 169,952